Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

February 26, 2021

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 257 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 257”). The purpose of PEA No. 257 is to reflect revised principal investment strategies, and corresponding changes, for the Trust’s SPDR® FTSE International Government Inflation-Protected Bond ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001